Consolidated Statement of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss		$ (1,355)	$ (329)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization		16	3
Share based compensation		182	0
Increase (decrease) in operating lease liabilities		(5)	2
Share-based to service provider		65	0
Increase in other liabilities	[1]	(2)
Exchange rate differences		(14)	0
Accrued interest from stockholder loans from a major stockholder		22	13
Increase in trade account receivable and other receivables		(16)	(15)
Increase in accounts payable and accrued expenses		690	121
Increase (decrease) in inventory		27	(74)
Net cash used in operating activities		(390)	(279)
Cash flows used in investing activities:
Purchase of property and equipment		(26)	(27)
Net cash used in investing activities		(26)	(27)
Cash flows provided by financing activities:
Short-term credit		0	96
Issuance of Common stock		0	501
Loan received from A major stockholder		0	177
Net cash provided by financing activities		0	774
Increase in cash and cash equivalents		(416)	468
Cash and cash equivalents at beginning of period		471	3
Cash and cash equivalents at end of period		55	471
Non-cash activities:
Intangible assets recognized with corresponding other liability		6	32
Reverse recapitalization effect on equity		(60)	0
Right-of-use asset recognized with corresponding lease liability		0	60
Purchase of property and equipment in credit		$ 0	$ 12

[1]	Represents an amount lower than 1 USD